Investment Properties	12 Months Ended
Dec. 31, 2020
Disclosure of investment property [text block] [Abstract]
INVESTMENT PROPERTIES

12.    INVESTMENT PROPERTIES

The following table includes summarized information of the Group’s investment properties:

	2020
	Commercial building	Lands*	Total
	USD ‘000	USD ‘000	USD ‘000
Opening balance	20,063	5,649	25,712
Additions	32	42	74
Sale of investment properties	—	(3,739)	(3,739)
Fair value adjustment (note 23)	(1,899)	(108)	(2,007)
Foreign currency adjustment	(28)	—	(28)
Ending balance	18,168	1,844	20,012
	2019
	Commercial building	Lands*	Total
	USD ‘000	USD ‘000	USD ‘000
Opening balance	20,312	10,343	30,655
Additions	—	745	745
Sale of investment properties	—	(5,384)	(5,384)
Fair value adjustment (note 23)	(249)	(55)	(304)
Ending balance	20,063	5,649	25,712

*        Lands amounting to USD 1,844 thousand as at 31 December 2020 (2019: USD 5,649 thousand) are registered in the name of a former Director. The Group has obtained a proxy and has full control over these investment properties (note 27)

In 2020, the Group sold a number of plots with total carrying value of USD 3,739 thousand (2019: USD 5,384 thousand) and recognized a loss of USD 213 thousand (2019: gain of USD 679 thousand).

The fair values of investment properties have been determined by management and in doing so has considered a valuation performed by third parties who are specialists in valuing these types of investment properties. The valuation model used was in accordance with that recommended by the International Valuation Standards Committee. The investment properties are valued using the sales comparison approach. Under the sales comparison approach, a property’s fair value is estimated based on comparable transactions. The sales comparison approach is based upon the principle of substitution under which a potential buyer will not pay more for the property than it will cost to buy a comparable substitute property. The management believes that this valuation technique falls under level 3 of the fair value hierarchy since investment properties market is not very active.

The sensitivity of the Group financial statements to the change in the price used for the valuation of the investment properties was as the following:

	%	Price per square meter	Impact on consolidated statement of income for the increase in price per square meter	Impact on consolidated statement of income for the decrease in price per square meter
		USD	USD ‘000	USD ‘000
Commercial building
2020	+/-10	1,016	1,816	(1,816)
2019	+/-10	1,122	2,006	(2,006)
	%	Price per square meter	Impact on consolidated statement of income for the increase in price per square meter	Impact on consolidated statement of income for the decrease in price per square meter
		USD	USD ‘000	USD ‘000
Lands
2020	+/-10	189	184	(184)
2019	+/-10	203	565	(565)